Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Estimated cash flows period	Five years
Impairment charge	$ 0	$ 0	$ (21,673)
Goodwill	$ 130,811	135,186		$ 135,186
WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment charge			$ 21,673
Discount rate	15.50%		13.00%
Growth rate	2.00%
Recoverable amount of cash generating units			$ 37,836
Goodwill	$ 4,315	$ 4,633	4,130
Disposal cost			$ 656
WNS Auto Claims BPM [member] | Annual Growth Rate [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate			2.50%
WNS Auto Claims BPM [member] | Perpetual Growth Rate [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate			2.00%